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                          SUPPLEMENT DATED OCTOBER 30, 1998

                                    TO PROSPECTUS
                                  DATED MAY 1, 1998
                                         FOR
                      VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                                      ISSUED BY
                          STATE FARM LIFE INSURANCE COMPANY



At page 5, in the definition of the term "Minimum Premium" and at page 7 in the section titled "Death Benefit Guarantee", the following words should be inserted immediately after the words "first 10 Policy Years":


                 (first 9 Policy Years for Policies issued in Texas)